Short-term benefits (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Short-term Benefits

	06.30.2019	31.12.2018
Accrued vacation pay	951	781
Profit sharing	15	355
Employees variable compensation program	469	269
Voluntary Severance Program (PDV)	94	36
Salaries and related charges	199	217

Total	1,728	1,658

Current	1,699	1,658
Non-current	29	—

Summary of Changes in the Provision for Expenses Relating to Separation Plans

changes in the provision for expenses relating to separation plans implemented by the Company are set out as follows:

	06.30.2019	12.31.2018
Opening Balance	35	34
Discontinued operations (*)	(21)	—
Enrollments	86	29
Revision of provisions	—	(7)
Separations in the period	(9)	(16)
Cumulative translation adjustment	3	(5)

Closing Balance	94	35

Current	65	35
Non-current	29	—

(*)	See note 7.